Income Taxes - Disclosure of Detailed Information about Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Non-capital losses	$ 66,912	$ 49,821
Mineral properties, plant and equipment	36,591	19,085
Inventories	28,076	33,044
Reclamation and closure cost provisions	16,753	9,057
Accrued liabilities	16,211	12,399
Investments and loans and borrowings	11,440	6,366
Mining tax	10,071	9,992
Other	3,030	6,486
Total deferred income tax assets	189,084	146,250
Mineral properties, plant and equipment	(393,309)	(381,385)
Intercompany loan	(26,814)	(13,157)
Inventories	(10,799)	0
Derivatives	(1,855)	(6,590)
Other	(1,011)	(7,140)
Total deferred income tax liabilities	(433,788)	(408,272)
Net deferred income tax liability	$ (244,704)	$ (262,022)